Earnings per Share (Tables)	6 Months Ended
Jun. 30, 2025
Earnings per Share
Schedule of computation of basic and diluted earnings per share

	Three months ended
	June 30, 2025	June 30, 2024

	(in thousands)
Numerator:
Net income	$130,904	$141,152

Denominator (number of shares in thousands):
Basic weighted average common shares outstanding	18,344	19,348
Effect of dilutive securities:
Dilutive effect of non-vested shares	52	172
Diluted weighted average common shares outstanding	18,396	19,520
Basic earnings per share (in $ per share)	$7.14	$7.30
Diluted earnings per share (in $ per share)	$7.12	$7.23

	Six months ended
	June 30, 2025	June 30, 2024

	(in thousands)
Numerator:
Net income	$246,051	$291,650

Denominator (number of shares in thousands):
Basic weighted average common shares outstanding	18,546	19,380
Effect of dilutive securities:
Dilutive effect of non-vested shares	42	172
Diluted weighted average common shares outstanding	18,588	19,552
Basic earnings per share (in $ per share)	$13.27	$15.05
Diluted earnings per share (in $ per share)	$13.24	$14.92